Investments in Joint Ventures 1 (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Disclosure of joint ventures [line items]
Acquisition cost		₩ 2,431,604		₩ 2,332,579
Total acquisition cost		5,940,703		5,422,262
Book value [Abstract]
Total book value		9,662,588		8,992,048
Book value		3,485,699		₩ 3,147,584		₩ 2,239,011
KEPCO-Uhde Inc.
Disclosure of joint ventures [line items]
Key operation activities	[1]			Power generation
Location	[1]			Korea
Percentage of ownership	[1]			52.80%
Acquisition cost	[1]			₩ 11,355
Book value [Abstract]
Book value		₩ 0		₩ 17	[1]	58
Shuweihat Asia Power Investment B.V.
Disclosure of joint ventures [line items]
Key operation activities		Holding company		Holding company
Location		Netherlands		Netherlands
Percentage of ownership		49.00%		49.00%
Acquisition cost		₩ 44,405		₩ 44,405
Book value [Abstract]
Book value		₩ 69,902		₩ 66,452		37,069
Shuweihat Asia Operation & Maintenance Company
Disclosure of joint ventures [line items]
Key operation activities		Maintenance of utility plant		Maintenance of utility plant	[1]
Location		Cayman		Cayman	[1]
Percentage of ownership		55.00%		55.00%	[1]
Acquisition cost		₩ 30		₩ 30	[1]
Book value [Abstract]
Book value		₩ 1,818		₩ 1,631	[1]	1,380
Waterbury Lake Uranium L.P.
Disclosure of joint ventures [line items]
Key operation activities	[2]	Resources development		Resources development
Location	[2]	Canada		Canada
Percentage of ownership	[2]	30.65%		32.59%
Acquisition cost	[2]	₩ 26,602		₩ 26,602
Book value [Abstract]
Book value		₩ 22,612	[2]	₩ 21,750	[2]	21,590
ASM-BG Investicii AD
Disclosure of joint ventures [line items]
Key operation activities		Power generation		Power generation
Location		Bulgaria		Bulgaria
Percentage of ownership		50.00%		50.00%
Acquisition cost		₩ 9,846		₩ 9,846
Book value [Abstract]
Book value		₩ 14,739		₩ 14,555		18,692
RES Technology AD
Disclosure of joint ventures [line items]
Key operation activities		Power generation		Power generation
Location		Bulgaria		Bulgaria
Percentage of ownership		50.00%		50.00%
Acquisition cost		₩ 11,922		₩ 11,922
Book value [Abstract]
Book value		₩ 14,383		₩ 15,133		16,703
KV Holdings, Inc.
Disclosure of joint ventures [line items]
Key operation activities		Power generation		Power generation	[3]
Location		Philippines		Philippines	[3]
Percentage of ownership		40.00%		40.00%	[3]
Acquisition cost		₩ 2,103		₩ 2,103	[3]
Book value [Abstract]
Book value		₩ 5,186		₩ 9,659	[3]	2,527
KEPCO SPC Power Corporation
Disclosure of joint ventures [line items]
Key operation activities		Construction and operation of utility plant	[1],[4]	Construction and operation of utility plant	[3]
Location		Philippines	[1],[4]	Philippines	[3]
Percentage of ownership		75.20%	[1],[4]	75.20%	[3]
Acquisition cost		₩ 94,579	[1],[4]	₩ 94,579	[3]
Book value [Abstract]
Book value		₩ 196,544	[1],[4]	₩ 179,594	[3]	198,979
Gansu Datang Yumen Wind Power Co., Ltd.
Disclosure of joint ventures [line items]
Key operation activities		Power generation		Power generation
Location		China		China
Percentage of ownership		40.00%		40.00%
Acquisition cost		₩ 16,621		₩ 16,621
Book value [Abstract]
Book value		₩ 6,315		₩ 6,024		6,635
Datang Chifeng Renewable Power Co., Ltd.
Disclosure of joint ventures [line items]
Key operation activities		Power generation		Power generation
Location		China		China
Percentage of ownership		40.00%		40.00%
Acquisition cost		₩ 121,928		₩ 121,928
Book value [Abstract]
Book value		₩ 186,739		₩ 191,982		204,587
Datang KEPCO Chaoyang Renewable Power Co., Ltd.
Disclosure of joint ventures [line items]
Key operation activities		Power generation		Power generation
Location		China		China
Percentage of ownership		40.00%		40.00%
Acquisition cost		₩ 39,872		₩ 39,872
Book value [Abstract]
Book value		₩ 43,207		₩ 44,398		44,217
Rabigh Electricity Company
Disclosure of joint ventures [line items]
Key operation activities		Power generation		Power generation
Location		Saudi arabia		Saudi arabia
Percentage of ownership		40.00%		40.00%
Acquisition cost		₩ 109,743		₩ 109,743
Book value [Abstract]
Book value		₩ 235,051		₩ 214,607		143,678
Rabigh Operation & Maintenance Company Limited
Disclosure of joint ventures [line items]
Key operation activities		Maintenance of utility plant		Maintenance of utility plant
Location		Saudi arabia		Saudi arabia
Percentage of ownership		40.00%		40.00%
Acquisition cost		₩ 70		₩ 70
Book value [Abstract]
Book value		₩ 4,964		₩ 5,113		4,071
Jamaica Public Service Company Limited
Disclosure of joint ventures [line items]
Key operation activities		Power generation		Power generation
Location		Jamaica		Jamaica
Percentage of ownership		40.00%		40.00%
Acquisition cost		₩ 301,910		₩ 301,910
Book value [Abstract]
Book value		₩ 349,866		₩ 331,407		294,649
KW Nuclear Components Co., Ltd.
Disclosure of joint ventures [line items]
Key operation activities		Manufacturing		Manufacturing
Location		Korea		Korea
Percentage of ownership		45.00%		45.00%
Acquisition cost		₩ 833		₩ 833
Book value [Abstract]
Book value		₩ 18,680		₩ 17,090		15,734
Busan Shinho Solar Power Co., Ltd.
Disclosure of joint ventures [line items]
Key operation activities		Power generation		Power generation
Location		Korea		Korea
Percentage of ownership		25.00%		25.00%
Acquisition cost		₩ 2,100		₩ 2,100
Book value [Abstract]
Book value		₩ 6,669		₩ 6,719		5,841
Global Trade Of Power System Co., Ltd.
Disclosure of joint ventures [line items]
Key operation activities		Exporting products and technology of small or medium business by proxy		Exporting products and technology of small or medium business by proxy	[5]
Location		Korea		Korea	[5]
Percentage of ownership		29.00%		29.00%	[5]
Acquisition cost		₩ 290		₩ 290	[5]
Book value [Abstract]
Book value		₩ 615		₩ 698	[5]	597
Expressway Solar-light Power Generation Co., Ltd.
Disclosure of joint ventures [line items]
Key operation activities		Power generation		Power generation	[6]
Location		Korea		Korea	[6]
Percentage of ownership		50.00%		50.00%	[6]
Acquisition cost		₩ 1,856		₩ 1,856	[6]
Book value [Abstract]
Book value		₩ 5,187		₩ 4,754	[6]	3,084
Amman Asia Electric Power Company
Disclosure of joint ventures [line items]
Key operation activities		Power generation		Power generation	[1]
Location		Jordan		Jordan	[1]
Percentage of ownership		60.00%		60.00%	[1]
Acquisition cost		₩ 111,476		₩ 111,476	[1]
Book value [Abstract]
Book value		₩ 223,424		₩ 220,254	[1]	178,679
KAPES, Inc.
Disclosure of joint ventures [line items]
Key operation activities		R & D		R & D	[1]
Location		Korea		Korea	[1]
Percentage of ownership		51.00%		51.00%	[1]
Acquisition cost		₩ 5,629		₩ 5,629	[1]
Book value [Abstract]
Book value		₩ 0		₩ 0	[1]	0
Honam Wind Power Co., Ltd.
Disclosure of joint ventures [line items]
Key operation activities		Power generation		Power generation
Location		Korea		Korea
Percentage of ownership		29.00%		29.00%
Acquisition cost		₩ 3,480		₩ 3,480
Book value [Abstract]
Book value		₩ 4,743		₩ 4,819		4,041
Korea Power Engineering Service Co., Ltd.
Disclosure of joint ventures [line items]
Key operation activities		Construction and service		Construction and service
Location		Korea		Korea
Percentage of ownership		29.00%		29.00%
Acquisition cost		₩ 290		₩ 290
Book value [Abstract]
Book value		₩ 5,708		₩ 5,543		5,415
Chun-cheon Energy Co., Ltd.
Disclosure of joint ventures [line items]
Key operation activities		Power generation		Power generation
Location		Korea		Korea
Percentage of ownership		29.90%		29.90%
Acquisition cost		₩ 52,700		₩ 52,700
Book value [Abstract]
Book value		₩ 35,083		₩ 32,044		25,896
Yeonggwangbaeksu Wind Power Co., Ltd.
Disclosure of joint ventures [line items]
Key operation activities		Power generation		Power generation	[5]
Location		Korea		Korea	[5]
Percentage of ownership		15.00%		15.00%	[5]
Acquisition cost		₩ 3,000		₩ 3,000	[5]
Book value [Abstract]
Book value		₩ 3,443		₩ 3,151	[5]	2,728
Nghi Son 2 Power LLC
Disclosure of joint ventures [line items]
Key operation activities		Power generation		Power generation
Location		Vietnam		Vietnam
Percentage of ownership		50.00%		50.00%
Acquisition cost		₩ 175,261		₩ 175,261
Book value [Abstract]
Book value		₩ 417,989		₩ 408,839		0
Kelar S.A
Disclosure of joint ventures [line items]
Key operation activities		Power generation		Power generation	[1]
Location		Chile		Chile	[1]
Percentage of ownership		65.00%		65.00%	[1]
Acquisition cost		₩ 78,060		₩ 78,060	[1]
Book value [Abstract]
Book value		₩ 131,529		₩ 117,137	[1]	86,695
PT. Tanjung Power Indonesia
Disclosure of joint ventures [line items]
Key operation activities		Power generation		Power generation
Location		Indonesia		Indonesia
Percentage of ownership		35.00%		35.00%
Acquisition cost		₩ 57,039		₩ 57,039
Book value [Abstract]
Book value		₩ 90,151		₩ 92,907		46,546
Incheon New Power Co., Ltd.
Disclosure of joint ventures [line items]
Key operation activities		Power generation		Power generation	[2]
Location		Korea		Korea	[2]
Percentage of ownership		29.00%		29.00%	[2]
Acquisition cost		₩ 461		₩ 461	[2]
Book value [Abstract]
Book value		₩ 298		₩ 198	[2]	0
Seokmun Energy Co., Ltd.
Disclosure of joint ventures [line items]
Key operation activities		Power generation		Power generation
Location		Korea		Korea
Percentage of ownership		29.00%		29.00%
Acquisition cost		₩ 15,370		₩ 15,370
Book value [Abstract]
Book value		₩ 16,591		₩ 17,336		13,842
Daehan Wind Power PSC
Disclosure of joint ventures [line items]
Key operation activities		Power generation		Power generation
Location		Jordan		Jordan
Percentage of ownership		50.00%		50.00%
Acquisition cost		₩ 7,493		₩ 7,493
Book value [Abstract]
Book value		₩ 16,426		₩ 13,923		5,154
Barakah One Company
Disclosure of joint ventures [line items]
Key operation activities	[7]	Power generation		Power generation
Location	[7]	UAE		UAE
Percentage of ownership	[7]	18.00%		18.00%
Acquisition cost	[7]	₩ 118		₩ 118
Book value [Abstract]
Book value		₩ 0	[7]	₩ 0	[7]	0
Nawah Energy Company
Disclosure of joint ventures [line items]
Key operation activities	[7]	Operation of utility plant		Operation of utility plant
Location	[7]	UAE		UAE
Percentage of ownership	[7]	18.00%		18.00%
Acquisition cost	[7]	₩ 296		₩ 296
Book value [Abstract]
Book value		₩ 330	[7]	₩ 315	[7]	294
MOMENTUM
Disclosure of joint ventures [line items]
Key operation activities		International thermonuclear experimental reactor construction management		International thermonuclear experimental reactor construction management
Location		France		France
Percentage of ownership		33.33%		33.33%
Acquisition cost		₩ 1		₩ 1
Book value [Abstract]
Book value		₩ 209		₩ 345		368
Daegu Green Power Co., Ltd.
Disclosure of joint ventures [line items]
Key operation activities		Power generation		Power generation	[8]
Location		Korea		Korea	[8]
Percentage of ownership		29.00%		29.00%	[8]
Acquisition cost		₩ 46,225		₩ 46,225	[8]
Book value [Abstract]
Book value		₩ 26,430		₩ 29,360	[8]	24,054
Yeonggwang Wind Power Co., Ltd.
Disclosure of joint ventures [line items]
Key operation activities		Power generation		Power generation
Location		Korea		Korea
Percentage of ownership		46.00%		46.00%
Acquisition cost		₩ 17,475		₩ 17,475
Book value [Abstract]
Book value		₩ 23,380		₩ 20,713		17,646
Chester Solar IV SpA
Disclosure of joint ventures [line items]
Key operation activities		Power generation		Power generation
Location		Chile		Chile
Percentage of ownership		45.00%		45.00%
Acquisition cost		₩ 1,700		₩ 1,700
Book value [Abstract]
Book value		₩ 484		₩ 181		0
Chester Solar V SpA
Disclosure of joint ventures [line items]
Key operation activities		Power generation		Power generation
Location		Chile		Chile
Percentage of ownership		45.00%		45.00%
Acquisition cost		₩ 525		₩ 525
Book value [Abstract]
Book value		₩ 191		₩ 156		25
Diego de Almagro Solar SpA
Disclosure of joint ventures [line items]
Key operation activities		Power generation		Power generation
Location		Chile		Chile
Percentage of ownership		45.00%		45.00%
Acquisition cost		₩ 2,091		₩ 2,091
Book value [Abstract]
Book value		₩ 954		₩ 540		362
South Jamaica Power Company Limited
Disclosure of joint ventures [line items]
Key operation activities		Power generation		Power generation
Location		Jamaica		Jamaica
Percentage of ownership		20.00%		20.00%
Acquisition cost		₩ 20,430		₩ 20,430
Book value [Abstract]
Book value		₩ 43,109		₩ 46,437		37,360
Daesan Green Energy Co., Ltd.
Disclosure of joint ventures [line items]
Key operation activities		Power generation		Power generation
Location		Korea		Korea
Percentage of ownership		35.00%		35.00%
Acquisition cost		₩ 17,850		₩ 17,850
Book value [Abstract]
Book value		₩ 22,191		₩ 19,218		21,244
RE Holiday Holdings LLC
Disclosure of joint ventures [line items]
Key operation activities		Power generation		Power generation
Location		USA		USA
Percentage of ownership		50.00%		50.00%
Acquisition cost		₩ 42,948		₩ 42,948
Book value [Abstract]
Book value		₩ 84,092		₩ 85,370		73,167
RE Pioneer Holdings LLC
Disclosure of joint ventures [line items]
Key operation activities		Power generation		Power generation
Location		USA		USA
Percentage of ownership		50.00%		50.00%
Acquisition cost		₩ 27,891		₩ 27,891
Book value [Abstract]
Book value		₩ 54,081		₩ 55,172		47,015
RE Barren Ridge 1 Holdings LLC
Disclosure of joint ventures [line items]
Key operation activities		Power generation		Power generation
Location		USA		USA
Percentage of ownership		50.00%		50.00%
Acquisition cost		₩ 28,021		₩ 28,021
Book value [Abstract]
Book value		₩ 58,154		₩ 3,350		1,883
RE Astoria 2 LandCo LLC
Disclosure of joint ventures [line items]
Key operation activities		Power generation		Power generation
Location		USA		USA
Percentage of ownership		50.00%		50.00%
Acquisition cost		₩ 5,188		₩ 5,188
Book value [Abstract]
Book value		₩ 6,937		₩ 6,599		5,998
RE Barren Ridge LandCo LLC
Disclosure of joint ventures [line items]
Key operation activities		Power generation		Power generation
Location		USA		USA
Percentage of ownership		50.00%		50.00%
Acquisition cost		₩ 2,187		₩ 2,187
Book value [Abstract]
Book value		₩ 2,441		₩ 2,333		2,120
Laurel SpA
Disclosure of joint ventures [line items]
Key operation activities		Power generation		Power generation
Location		Chile		Chile
Percentage of ownership		45.00%		45.00%
Acquisition cost		₩ 1,222		₩ 1,222
Book value [Abstract]
Book value		₩ 613		₩ 554		290
KIAMCO KOWEPO Bannerton Hold Co Pty Ltd
Disclosure of joint ventures [line items]
Key operation activities		Power generation		Power generation	[5]
Location		Australia		Australia	[5]
Percentage of ownership		12.37%		12.37%	[5]
Acquisition cost		₩ 4,095		₩ 4,095	[5]
Book value [Abstract]
Book value		3,719		₩ 3,651	[5]	3,625
Chile Solar JV SpA
Disclosure of joint ventures [line items]
Key operation activities				Power generation
Location				Chile
Percentage of ownership				50.00%
Acquisition cost				₩ 12,674
Book value [Abstract]
Book value		₩ 0		₩ 9,819		32,457
Cheong-Song Noraesan Wind Power Co., Ltd.
Disclosure of joint ventures [line items]
Key operation activities	[2]	Power generation		Power generation
Location	[2]	Korea		Korea
Percentage of ownership	[2]	29.01%		29.01%
Acquisition cost	[2]	₩ 3,200		₩ 3,200
Book value [Abstract]
Book value		₩ 3,756	[2]	₩ 4,263	[2]	4,106
Chester Solar I SpA
Disclosure of joint ventures [line items]
Key operation activities		Power generation		Power generation
Location		Chile		Chile
Percentage of ownership		45.00%		45.00%
Acquisition cost		₩ 1,181		₩ 1,181
Book value [Abstract]
Book value		₩ 1,238		₩ 1,314		1,120
Solar Philippines Calatagan Corporation
Disclosure of joint ventures [line items]
Key operation activities		Power generation		Power generation
Location		Philippines		Philippines
Percentage of ownership		38.00%		38.00%
Acquisition cost		₩ 47,903		₩ 47,903
Book value [Abstract]
Book value		₩ 58,130		₩ 56,902		58,231
Saemangeum Solar Power Co., Ltd.
Disclosure of joint ventures [line items]
Key operation activities		Power generation		Power generation	[9]
Location		Korea		Korea	[9]
Percentage of ownership		81.01%		81.01%	[9]
Acquisition cost		₩ 26,400		₩ 26,400	[9]
Book value [Abstract]
Book value		₩ 23,419		₩ 23,551	[9]	23,939
Chungsongmeon BongSan wind power Co., Ltd.
Disclosure of joint ventures [line items]
Key operation activities		Power generation		Power generation	[5]
Location		Korea		Korea	[5]
Percentage of ownership		29.00%		29.00%	[5]
Acquisition cost		₩ 2,900		₩ 2,900	[5]
Book value [Abstract]
Book value		₩ 2,665		₩ 3,470	[5]	3,808
Jaeun Resident Wind Power Plant Co., Ltd.
Disclosure of joint ventures [line items]
Key operation activities	[5]	Power generation		Power generation
Location	[5]	Korea		Korea
Percentage of ownership	[5]	29.00%		29.00%
Acquisition cost	[5]	₩ 2,494		₩ 2,494
Book value [Abstract]
Book value		₩ 2,214	[5]	₩ 2,236	[5]	1,958
DE Energia SpA
Disclosure of joint ventures [line items]
Key operation activities		Power generation		Power generation
Location		Chile		Chile
Percentage of ownership		49.00%		49.00%
Acquisition cost		₩ 8,364		₩ 8,364
Book value [Abstract]
Book value		₩ 9,703		₩ 9,536		8,921
Dangjin Eco Power Co., Ltd.
Disclosure of joint ventures [line items]
Key operation activities		Power generation		Power generation
Location		Korea		Korea
Percentage of ownership		34.00%		34.00%
Acquisition cost		₩ 25,661		₩ 25,661
Book value [Abstract]
Book value		₩ 26,753		₩ 26,859
Haemodum Solar Co., Ltd.
Disclosure of joint ventures [line items]
Key operation activities		Power generation		Power generation
Location		Korea		Korea
Percentage of ownership		49.00%		49.00%
Acquisition cost		₩ 2,940		₩ 2,940
Book value [Abstract]
Book value		₩ 3,122		₩ 3,367		3,081
Yangyang Wind Power Co., Ltd.
Disclosure of joint ventures [line items]
Key operation activities		Power generation		Power generation
Location		Korea		Korea
Percentage of ownership		50.00%		50.00%
Acquisition cost		₩ 12,000		₩ 12,000
Book value [Abstract]
Book value		₩ 10,435		₩ 10,864		11,191
HORUS SOLAR, S.A. DE C.V.
Disclosure of joint ventures [line items]
Key operation activities		Renewable power generation	[10]	Renewable power generation	[11]
Location		Mexico	[10]	Mexico	[11]
Percentage of ownership		14.95%	[10]	14.95%	[11]
Acquisition cost		₩ 5,068	[10]	₩ 5,068	[11]
Book value [Abstract]
Book value		₩ 11,181	[10]	₩ 6,976	[11]	5,842
RECURSOS SOLARES PV DE MEXICO II, S.A. DE C.V.
Disclosure of joint ventures [line items]
Key operation activities		Renewable power generation	[10]	Renewable power generation	[11]
Location		Mexico	[10]	Mexico	[11]
Percentage of ownership		14.95%	[10]	14.95%	[11]
Acquisition cost		₩ 3,678	[10]	₩ 3,678	[11]
Book value [Abstract]
Book value		₩ 10,935	[10]	₩ 4,899	[11]	4,536
SUNMEX RENOVABLES, S.A. DE C.V.
Disclosure of joint ventures [line items]
Key operation activities		Renewable power generation	[10]	Renewable power generation	[11]
Location		Mexico	[10]	Mexico	[11]
Percentage of ownership		14.95%	[10]	14.95%	[11]
Acquisition cost		₩ 1,678	[10]	₩ 1,678	[11]
Book value [Abstract]
Book value		₩ 3,541	[10]	₩ 1,657	[11]	1,610
Stavro Holding II A.B.
Disclosure of joint ventures [line items]
Key operation activities		Holding company		Holding company
Location		Sweden		Sweden
Percentage of ownership		20.00%		20.00%
Acquisition cost		₩ 18,566		₩ 18,566
Book value [Abstract]
Book value		₩ 18,263		₩ 17,171		17,627
Solaseado Solar Power Co., Ltd.
Disclosure of joint ventures [line items]
Key operation activities		Power generation		Power generation
Location		Korea		Korea
Percentage of ownership		39.00%		39.00%
Acquisition cost		₩ 7,020		₩ 7,020
Book value [Abstract]
Book value		₩ 17,953		₩ 16,233		9,891
Yeongam Solar Power Co., Ltd.
Disclosure of joint ventures [line items]
Key operation activities	[5]	Power generation		Power generation
Location	[5]	Korea		Korea
Percentage of ownership	[5]	19.00%		19.00%
Acquisition cost	[5]	₩ 6,460		₩ 6,460
Book value [Abstract]
Book value		₩ 9,637	[5]	₩ 9,879	[5]	6,838
Samsu Wind Power Co., Ltd.
Disclosure of joint ventures [line items]
Key operation activities	[5]	Power generation		Power generation
Location	[5]	Korea		Korea
Percentage of ownership	[5]	19.00%		19.00%
Acquisition cost	[5]	₩ 2,637		₩ 2,637
Book value [Abstract]
Book value		₩ 3,022	[5]	₩ 3,205	[5]	2,828
Pulau Indah Power Plant Sdn. Bhd.
Disclosure of joint ventures [line items]
Key operation activities		Power generation		Power generation
Location		Malaysia		Malaysia
Percentage of ownership		25.00%		25.00%
Acquisition cost		₩ 24,339		₩ 23,833
Book value [Abstract]
Book value		₩ 25,603		₩ 26,814		22,099
NH-Amundi Global Infrastructure Investment Private Investment Trust 21
Disclosure of joint ventures [line items]
Key operation activities		Holding company		Holding company
Location		Korea		Korea
Percentage of ownership		29.53%		29.53%
Acquisition cost		₩ 19,897		₩ 20,061
Book value [Abstract]
Book value		₩ 21,897		₩ 21,723		21,456
Shin-han BNPP Private Investment Trust for East-West Sunlight Dream
Disclosure of joint ventures [line items]
Key operation activities		Holding company		Holding company	[1]
Location		Korea		Korea	[1]
Percentage of ownership		90.00%		90.00%	[1]
Acquisition cost		₩ 14,916		₩ 15,012	[1]
Book value [Abstract]
Book value		₩ 15,487		₩ 15,587	[1]	16,288
PT Barito Wahana Tenaga
Disclosure of joint ventures [line items]
Key operation activities		Power generation		Power generation
Location		Indonesia		Indonesia
Percentage of ownership		30.61%		30.61%
Acquisition cost		₩ 59,574		₩ 59,574
Book value [Abstract]
Book value		₩ 156,994		₩ 137,047		81,595
Cheongna Energy Co., Ltd.
Disclosure of joint ventures [line items]
Key operation activities		Generating and distributing vapor and hot/cold water		Generating and distributing vapor and hot/cold water	[9]
Location		Korea		Korea	[9]
Percentage of ownership		50.10%		50.10%	[9]
Acquisition cost		₩ 49,344		₩ 49,344	[9]
Book value [Abstract]
Book value		₩ 25,549		₩ 10,758	[9]	11,198
Naepo Green Energy Co., Ltd.
Disclosure of joint ventures [line items]
Key operation activities		Power generation		Power generation
Location		Korea		Korea
Percentage of ownership		29.20%		29.20%
Acquisition cost		₩ 29,200		₩ 29,200
Book value [Abstract]
Book value		₩ 5,285		₩ 0		0
Boim Combined Heat and Power Generation Co., Ltd. (formerly, Dayone Energy Co., Ltd.)
Disclosure of joint ventures [line items]
Key operation activities		Power generation	[12]	Power generation	[13]
Location		Korea	[12]	Korea	[13]
Percentage of ownership		30.66%	[12]	30.66%	[13]
Acquisition cost		₩ 71,070	[12]	₩ 71,070	[13]
Book value [Abstract]
Book value		₩ 0	[12]	₩ 0	[13]	0
OneEnergy Asia Limited
Disclosure of joint ventures [line items]
Key operation activities		Power generation		Power generation
Location		Vietnam		Vietnam
Percentage of ownership		40.00%		40.00%
Acquisition cost		₩ 195,130		₩ 115,949
Book value [Abstract]
Book value		₩ 289,966		₩ 172,218		79,700
KAS INVESTMENT I LLC
Disclosure of joint ventures [line items]
Key operation activities	[2]	Holding company		Holding company
Location	[2]	USA		USA
Percentage of ownership	[2]	29.89%		29.89%
Acquisition cost	[2]	₩ 23,437		₩ 23,437
Book value [Abstract]
Book value		₩ 15,784	[2]	₩ 18,247	[2]	15,273
KAS INVESTMENT II LLC
Disclosure of joint ventures [line items]
Key operation activities	[2]	Holding company		Holding company
Location	[2]	USA		USA
Percentage of ownership	[2]	29.89%		29.89%
Acquisition cost	[2]	₩ 23,343		₩ 23,343
Book value [Abstract]
Book value		₩ 15,709	[2]	₩ 18,173	[2]	15,213
Energyco Co., Ltd.
Disclosure of joint ventures [line items]
Key operation activities		Power generation		Power generation
Location		Korea		Korea
Percentage of ownership		29.00%		29.00%
Acquisition cost		₩ 1,659		₩ 1,659
Book value [Abstract]
Book value		₩ 2,140		₩ 2,190		1,535
CAES, LLC
Disclosure of joint ventures [line items]
Key operation activities		Holding company		Holding company
Location		USA		USA
Percentage of ownership		36.00%		36.00%
Acquisition cost		₩ 19,414		₩ 19,414
Book value [Abstract]
Book value		₩ 20,380		₩ 20,805		18,435
Hapcheon Floating Photovoltaic Power Plant Inc.
Disclosure of joint ventures [line items]
Key operation activities	[5]	Power generation		Power generation
Location	[5]	Korea		Korea
Percentage of ownership	[5]	49.00%		49.00%
Acquisition cost	[5]	₩ 7,512		₩ 7,512
Book value [Abstract]
Book value		₩ 10,348	[5]	₩ 8,471	[5]	6,971
Busan Industrial Solar Power Co., Ltd.
Disclosure of joint ventures [line items]
Key operation activities		Power generation		Power generation
Location		Korea		Korea
Percentage of ownership		28.02%		28.02%
Acquisition cost		₩ 510		₩ 510
Book value [Abstract]
Book value		₩ 1,058		₩ 1,168		612
Bitsolar Energy Co., Ltd.
Disclosure of joint ventures [line items]
Key operation activities		Power generation		Power generation
Location		Korea		Korea
Percentage of ownership		27.10%		27.10%
Acquisition cost		₩ 352		₩ 352
Book value [Abstract]
Book value		₩ 352		₩ 352		352
Pulau Indah O&M Sdn. Bhd.
Disclosure of joint ventures [line items]
Key operation activities	[9]	Power generation		Power generation
Location	[9]	Malaysia		Malaysia
Percentage of ownership	[9]	60.00%		60.00%
Acquisition cost	[9]	₩ 0		₩ 0
Book value [Abstract]
Book value	[9]	₩ 0		₩ 0
Guadalupe Solar SpA
Disclosure of joint ventures [line items]
Key operation activities	[9]	Power generation		Power generation
Location	[9]	Chile		Chile
Percentage of ownership	[9]	60.00%		60.00%
Acquisition cost	[9]	₩ 1,397		₩ 1,397
Book value [Abstract]
Book value		₩ 1,200	[9]	₩ 913	[9]	659
Omisan Wind Power Co., Ltd.
Disclosure of joint ventures [line items]
Key operation activities		Power generation		Power generation
Location		Korea		Korea
Percentage of ownership		42.00%		42.00%
Acquisition cost		₩ 10,752		₩ 10,752
Book value [Abstract]
Book value		₩ 10,229		₩ 10,411		10,633
Foresight Iberian Solar Group Holding, S.L.
Disclosure of joint ventures [line items]
Key operation activities	[9]	Power generation		Power generation
Location	[9]	Spain		Spain
Percentage of ownership	[9]	75.00%		75.00%
Acquisition cost	[9]	₩ 10,564		₩ 11,465
Book value [Abstract]
Book value	[9]	₩ 8,119		₩ 10,565
Yeongwol Eco Wind Co., Ltd.
Disclosure of joint ventures [line items]
Key operation activities		Power generation		Power generation
Location		Korea		Korea
Percentage of ownership		29.00%		29.00%
Acquisition cost		₩ 3,089		₩ 3,089
Book value [Abstract]
Book value		₩ 4,024		₩ 3,155		3,196
Gurae Resident Power Co., Ltd.
Disclosure of joint ventures [line items]
Key operation activities		Power generation		Power generation
Location		Korea		Korea
Percentage of ownership		29.00%		29.00%
Acquisition cost		₩ 386		₩ 386
Book value [Abstract]
Book value		₩ 569		₩ 391		395
Cheongju Eco Park Co., Ltd.
Disclosure of joint ventures [line items]
Key operation activities		Power generation		Power generation
Location		Korea		Korea
Percentage of ownership		29.00%		29.00%
Acquisition cost		₩ 5,858		₩ 5,858
Book value [Abstract]
Book value		₩ 9,072		₩ 10,490		5,465
Enel X Midland Photovoltaic, LLC
Disclosure of joint ventures [line items]
Key operation activities		Power generation		Power generation
Location		Korea		Korea
Percentage of ownership		20.00%		20.00%
Acquisition cost		₩ 2,211		₩ 1,695
Book value [Abstract]
Book value		₩ 2,542		₩ 1,856		1,688
Geumsungsan Wind Power Co., Ltd.
Disclosure of joint ventures [line items]
Key operation activities		Power generation		Power generation
Location		Korea		Korea
Percentage of ownership		29.00%		29.00%
Acquisition cost		₩ 6,531		₩ 6,531
Book value [Abstract]
Book value		₩ 5,515		₩ 3,493		6,053
KEPCO KPS CARABAO Corp.
Disclosure of joint ventures [line items]
Key operation activities		Utility plant maintenance		Utility plant maintenance	[14]
Location		Philippines		Philippines	[14]
Percentage of ownership		40.00%		40.00%	[14]
Acquisition cost		₩ 93		₩ 93	[14]
Book value [Abstract]
Book value		₩ 0		₩ 177	[14]	386
Prime Swedish Holding AB
Disclosure of joint ventures [line items]
Key operation activities		Holding company		Holding company
Location		Sweden		Sweden
Percentage of ownership		45.00%		45.00%
Acquisition cost		₩ 36,227		₩ 35,410
Book value [Abstract]
Book value		₩ 38,789		₩ 36,245		15,441
Goheung New Energy Co., Ltd.
Disclosure of joint ventures [line items]
Key operation activities		Power generation		Power generation
Location		Korea		Korea
Percentage of ownership		46.15%		46.15%
Acquisition cost		₩ 12,959		₩ 12,959
Book value [Abstract]
Book value		₩ 15,736		₩ 11,832		11,708
Gunsan Land Solar Co., Ltd.
Disclosure of joint ventures [line items]
Key operation activities	[9]	Power generation	[15]	Power generation
Location	[9]	Korea	[15]	Korea
Percentage of ownership	[9]	75.29%	[15]	75.29%
Acquisition cost	[9]	₩ 19,091	[15]	₩ 19,091
Book value [Abstract]
Book value		₩ 22,429	[9],[15]	₩ 27,544	[9]	19,317
Capman Lynx SCA, SICAR
Disclosure of joint ventures [line items]
Key operation activities		Holding company		Holding company
Location		Luxembourg		Luxembourg
Percentage of ownership		50.00%		50.00%
Acquisition cost		₩ 9,601		₩ 9,601
Book value [Abstract]
Book value		₩ 0		₩ 0		9,976
International Offshore Power Transmission Holding Company Limited
Disclosure of joint ventures [line items]
Key operation activities		Undersea transmission network operation		Undersea transmission network operation
Location		UAE		UAE
Percentage of ownership		35.00%		35.00%
Acquisition cost		₩ 0		₩ 0
Book value [Abstract]
Book value		₩ 1,423		₩ 0		0
Pyeongchang Wind Power Co., Ltd.
Disclosure of joint ventures [line items]
Key operation activities		Power generation	[16]	Power generation	[17]
Location		Korea	[16]	Korea	[17]
Percentage of ownership		58.00%	[16]	58.00%	[17]
Acquisition cost		₩ 9,329	[16]	₩ 9,329	[17]
Book value [Abstract]
Book value		₩ 12,228	[16]	₩ 14,464	[17]	0
Eumseong Eco Park Co., Ltd.
Disclosure of joint ventures [line items]
Key operation activities		Power generation		Power generation
Location		Korea		Korea
Percentage of ownership		29.00%		29.00%
Acquisition cost		₩ 5,741		₩ 5,741
Book value [Abstract]
Book value		8,386		₩ 5,557		0
Songsan Green Energy Co., Ltd.
Disclosure of joint ventures [line items]
Key operation activities	[2]			Fuel cell generation
Location	[2]			Korea
Percentage of ownership	[2]			25.00%
Acquisition cost	[2]			₩ 1,400
Book value [Abstract]
Book value		₩ 0		₩ 1,387	[2]	0
Changwon Nu-ri Energy Co., Ltd.
Disclosure of joint ventures [line items]
Key operation activities		Fuel cell generation	[5]	Fuel cell generation	[2]
Location		Korea	[5]	Korea	[2]
Percentage of ownership		61.00%	[5]	33.33%	[2]
Acquisition cost		₩ 8,095	[5]	₩ 500	[2]
Book value [Abstract]
Book value		8,027	[5]	₩ 497	[2]	0
Hasami Wind Farm Corporation
Disclosure of joint ventures [line items]
Key operation activities				Power generation
Location				Korea
Percentage of ownership				29.00%
Acquisition cost				₩ 1,596
Book value [Abstract]
Book value		₩ 0		₩ 1,589		0
PungBack Wind Farm Corporation
Disclosure of joint ventures [line items]
Key operation activities		Power generation		Power generation	[18]
Location		Korea		Korea	[18]
Percentage of ownership		32.89%		32.89%	[18]
Acquisition cost		₩ 7,885		₩ 7,885	[18]
Book value [Abstract]
Book value		₩ 7,940		₩ 6,743	[18]	0
Trumbull Asset Management, LLC
Disclosure of joint ventures [line items]
Key operation activities	[16]	Holding company		Holding company
Location	[16]	USA		USA
Percentage of ownership	[16]	78.00%		78.00%
Acquisition cost	[16]	₩ 1		₩ 0
Book value [Abstract]
Book value		₩ 936	[16]	₩ 246	[16]	0
S-Power Chile SpA
Disclosure of joint ventures [line items]
Key operation activities		Power generation		Power generation
Location		Chile		Chile
Percentage of ownership		50.00%		50.00%
Acquisition cost		₩ 127		₩ 127
Book value [Abstract]
Book value		₩ 64		₩ 127		0
Seungmun Green Energy
Disclosure of joint ventures [line items]
Key operation activities		Power generation		Power generation
Location		Korea		Korea
Percentage of ownership		33.00%		33.00%
Acquisition cost		₩ 8,973		₩ 8,973
Book value [Abstract]
Book value		₩ 9,757		₩ 9,054		0
Seobusambo highway photovoltaics Co., Ltd.
Disclosure of joint ventures [line items]
Key operation activities		Power generation		Power generation	[19]
Location		Korea		Korea	[19]
Percentage of ownership		80.00%		80.00%	[19]
Acquisition cost		₩ 3,020		₩ 3,020	[19]
Book value [Abstract]
Book value		₩ 3,580		3,066	[19]	₩ 0
Yangyang Suri Wind Power Co Ltd [Member]
Disclosure of joint ventures [line items]
Key operation activities	[2]	Power generation
Location	[2]	Korea
Percentage of ownership	[2]	29.00%
Acquisition cost	[2]	₩ 10,498
Book value [Abstract]
Book value		₩ 9,608	[2]	0
Taebaek Wind Power Co Ltd [Member]
Disclosure of joint ventures [line items]
Key operation activities	[20]	Power generation
Location	[20]	Korea
Percentage of ownership	[20]	60.00%
Acquisition cost	[20]	₩ 11,494
Book value [Abstract]
Book value	[20]	₩ 13,932
Jeonju Bio Green Energy Co Ltd [Member]
Disclosure of joint ventures [line items]
Key operation activities	[9]	Power generation
Location	[9]	Korea
Percentage of ownership	[9]	65.00%
Acquisition cost	[9]	₩ 3,250
Book value [Abstract]
Book value		₩ 3,195	[9]	0
Kumyang Eco Park Co Ltd [Member]
Disclosure of joint ventures [line items]
Key operation activities		Power generation
Location		Korea
Percentage of ownership		29.00%
Acquisition cost		₩ 3,663
Book value [Abstract]
Book value		₩ 3,663		0
Jeongeup Green Power Co Ltd [Member]
Disclosure of joint ventures [line items]
Key operation activities	[21]	Power generation
Location	[21]	Korea
Percentage of ownership	[21]	18.71%
Acquisition cost	[21]	₩ 1,560
Book value [Abstract]
Book value		₩ 1,560	[21]	0
Hadong Efactory Co Ltd [Member]
Disclosure of joint ventures [line items]
Key operation activities	[2]	Power generation
Location	[2]	Korea
Percentage of ownership	[2]	30.00%
Acquisition cost	[2]	₩ 350
Book value [Abstract]
Book value		₩ 349	[2]	0
Namyangju Combined Heat and Power Co Ltd [Member]
Disclosure of joint ventures [line items]
Key operation activities	[22]	Generating and distributing vapor and hot/cold water
Location	[22]	Korea
Percentage of ownership	[22]	55.00%
Acquisition cost	[22]	₩ 3,850
Book value [Abstract]
Book value		₩ 3,850	[22]	0
Wadi Noor Solar Power Company SAOC [Member]
Disclosure of joint ventures [line items]
Key operation activities		Power generation
Location		Oman
Percentage of ownership		50.00%
Acquisition cost		₩ 847
Book value [Abstract]
Book value		₩ 846		0
Fairhaven Energy Storage LLC [Member]
Disclosure of joint ventures [line items]
Key operation activities	[23]	Power generation
Location	[23]	USA
Percentage of ownership	[23]	35.00%
Acquisition cost	[23]	₩ 0
Book value [Abstract]
Book value		₩ 0	[23]	0
KEPCO for Power Company [Member]
Disclosure of joint ventures [line items]
Key operation activities	[24]	Power generation
Location	[24]	Saudi arabia
Percentage of ownership	[24]	60.00%
Acquisition cost	[24]	₩ 3,083
Book value [Abstract]
Book value		₩ 435	[24]	₩ 0

[1]	The effective percentage of ownership is more than 50%. However, according to the shareholders’ agreement, all critical financial and operating decisions must be agreed to by all ownership parties and the Company can exercise same voting rights as other shareholders at the board of directors. Accordingly, the entities are classified as joint ventures.
[2]	The effective percentage of ownership is less than 50%. However, the entity is classified as a joint venture, because all consent was required to make decisions on related activities.
[3]	The Company is planning to sell its investment in SPC Power Corporation, KEPCO SPC Power Corporation, and KV Holdings, Inc. The timing of and proceeds from such sales transaction is not specified as of December 31, 2023.
[4]	The Company is planning to sell its investment in SPC Power Corporation, KEPCO SPC Power Corporation, and KV Holdings, Inc. The timing of and proceeds from such sales transaction is not specified as of December 31, 2022.
[5]	According to the shareholders’ agreement, the parties have joint control over all decisions related to finance and operation. Accordingly, the entity is classified as joint ventures.
[6]	The effective percentage of ownership increased due to the disproportionate capital reduction of financial investors during the year ended December 31, 2022.
[7]	The effective percentage of ownership is less than 20%. However, decisions in relevant activities must be agreed by ownership parties. Accordingly, the entity is classified as joint ventures.
[8]	Although the nominal percentage of ownership is 29%, the effective percentage of ownership is 54.24%, considering the interest of financial investors as a liability component.
[9]	The effective percentage of ownership is more than 50%. However, decisions in relevant activities must be agreed by all ownership parties. Accordingly, the entity is classified as a joint venture.
[10]	The percentage of effective ownership is more than 20%. However, according to the shareholders’ agreement, decisions related principal operation must be agreed by all ownership parties. Accordingly, the entity is classified as a joint venture.
[11]	The effective percentage of ownership is less than 20%. However, according to the shareholders' agreement, decisions related principal operation must be agreed by all ownership parties. Accordingly, the Company can exercise significant influence.
[12]	According to the REC’s Innovation Co., Ltd. (formerly, Wang San Engineering. Co,. Ltd.). Investment Agreement signed in March 2011, the Company has a commitment to guarantee principal and certain returns on shares of REC’s Innovation Co., Ltd. (formerly, Wang San Engineering. Co,. Ltd.). held by NH Power 2nd Co., Ltd. and the National Agricultural Cooperative Federation. Since NH Power 2nd Co., Ltd. and the National Agricultural Cooperative Federation have put option regarding their share of the entity, the Company was deemed to have acquired an additional 15.64% stake. As a result, the effective percentage of ownership is 46.3% in the current and prior period. In accordance with shareholders' agreement signed during the current period, the Company has joint control with other investors in making important financial and operation decisions, so it has been reclassified from an associate to a joint venture.
[13]	According to the Boim Combined Heat and Power Generation Co., Ltd. (formerly, Dayone Energy Co., Ltd.) Investment Agreement signed in March 2011, the Company has a commitment to guarantee principal and certain returns on shares of Boim Combined Heat and Power Generation Co., Ltd. (formerly, Dayone Energy Co., Ltd.). held by NH Power 2nd Co., Ltd. and the National Agricultural Cooperative Federation. Since NH Power 2nd Co., Ltd. and the National Agricultural Cooperative Federation have put option regarding their share of the entity, the Company was deemed to have acquired an additional 15.64% stake. As a result, the effective percentage of ownership is 46.3% in the current and prior period. In accordance with shareholders’ agreement signed during the current period, the Company has joint control with other investors in making important financial and operation decisions, so it has been reclassified from an associate to a joint venture.
[14]	The joint arrangement which the Company has joint control is structured through a separate company. The parties have joint control over the joint arrangement are classified as joint ventures, judging that they have rights to the net assets of the arrangement.
[15]	The nominal percentage of ownership is 75.29% and the effective percentage of ownership is 56.91%, as the Company has an obligation to provide excessive dividend income to Gunsan City when a certain rate of return defined in the shareholders’ agreement is met.
[16]	The effective percentage of ownership is more than 50%. However, decisions in relevant activities must be agreed by all members of the board of directors. Accordingly, the entity is classified as a joint venture.
[17]	After additional acquisition of the shares, the effective percentage of ownership is more than 50%. However, decisions in relevant activities must be agreed by all members of the board of directors. Accordingly, the entity is classified as a joint venture.
[18]	The effective percentage of ownership is 37%, considering potential common stock.
[19]	Due to the changes in the agreement, the Company lost its control over the entity. Accordingly, the entity is reclassified to a joint venture from a subsidiary. Although the effective percentage of ownership is more than 50%, decisions in relevant activities must be agreed by all members of the board of directors.
[20]	Although the Company’s effective percentage of ownership is more than 50%, the entity is reclassified as a joint venture considering the minimum number of the entity’s board of directors’ members required to agree for making decision on material financial and operational policies, as the joint shareholders’ agreement changed during the year ended December 31, 2023.
[21]	Although the Company’s effective percentage of ownership is less than 20%, the entity is reclassified as a joint venture considering the Company can exercise significant influence on the entity due to the Company’s contractual right to appoint a director to the entity’s board of directors and the minimum number of the entity’s board of directors members required to agree for making decision on material financial and operational policies in accordance with the joint shareholders’ agreement .
[22]	Although the Company’s effective percentage of ownership is more than 50%, the entity is classified as a joint venture since the entity’s material financial and operational decisions require unanimous agreement of members in the board of directors.
[23]	Although the investment has not yet been paid, commitment to pay 35% of investment in the future has been made.
[24]	Although the Company’s effective percentage of ownership is more than 50%, the entity is reclassified as a joint venture since the entity’s material financial and operational decisions require unanimous agreement of members in the board of directors due to the shareholders’ agreement concluded during the year ended December 31, 2023.